Note 1 - Basis of Presentation and General Information - Charterers Accounting For More Than 10% of Revenue (Details) - Revenue Benchmark [Member] - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
A/S Klaveness Chartering [Member]
Percent of revenue	23.00%	35.00%	32.00%
Quadra Commodities S.A. [Member]
Percent of revenue	19.00%	16.00%
Guardian Navigation GMax LLC pool [Member]
Percent of revenue	14.00%	15.00%
Ultrabulk A/S [Member]
Percent of revenue	13.00%
Amaggi [Member]
Percent of revenue			11.00%